Property and Equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property and Equipment

8. Property and Equipment

	Right-of-use assets	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at December 31, 2021	$53,143	$138,450	$2,102	$140,365	$9,685	$343,745
Additions	-	42,699	289,640	332,528	32,061	696,928
Disposals	-	-	-	(64,588)	-	(64,588)
Currency translation adjustment	(5,293)	(2,890)	(31,002)	(37,147)	(2,147)	(78,479)
Impact of hyperinflation	2,599	8,103	72,597	87,626	5,318	176,243
As at December 31, 2022	50,449	186,362	333,337	458,784	44,917	1,073,849
Additions	236,202	14,498	11,076	15,644	18,958	296,378
Disposals	(47,685)	-	-	(97,028)	-	(144,713)
Currency translation adjustment	(105,792)	(60,555)	(126,062)	(151,880)	(14,291)	(458,580)
Impact of hyperinflation	69,616	68,608	140,538	136,661	17,538	432,961
As at December 31, 2023	$202,790	$208,913	$358,889	$362,181	$67,122	$1,199,895

Accumulated depreciation
As at December 31, 2021	$35,758	$115,109	$1,922	$41,377	$2,445	$196,611
Depreciation	4,549	12,324	47,423	74,622	6,117	145,035
Impact of hyperinflation	(140)	(438)	(3,923)	(4,735)	(288)	(9,524)
As at December 31, 2022	40,167	126,995	45,422	111,264	8,274	332,122
Depreciation	37,457	13,135	52,084	62,920	10,168	175,764
Disposals	(10,332)	-	-	(30,267)	-	(40,599)
Currency translation adjustment	(14,892)	(45,848)	(16,840)	(41,251)	(2,513)	(121,344)
Impact of hyperinflation	16,372	50,404	18,513	45,350	2,763	133,402
As at December 31, 2023	$68,772	$144,686	$99,179	$148,016	$18,692	$479,345

Net Book Value
As at December 31, 2022	$10,282	$59,367	$287,915	$347,520	$36,643	$741,727
As at December 31, 2023	$134,018	$64,227	$259,710	$214,165	$48,430	$720,550

During the year ended December 31, 2023, the Company disposed of equipment with a net book value of $66,761. In lieu of cash, accounts payable was reduced by $86,296, resulting in a gain of $19,535. The Company also terminated a lease, resulting in a non-cash disposal of a right-of-use asset with a net book value of $37,353. The lease component disposed was valued at $69,217, resulting in a gain of $31,864.

During the year ended December 31, 2022, the Company disposed of equipment with a cost and net book value of $64,588 for proceeds of $64,588, resulting in no gain or loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)